TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Taxes On Income [Line Items]
Revenues		$ 95,837	$ 81,992	$ 90,369
Israeli Income tax rate		23.00%	24.00%	25.00%
Tax-exempt period		2 years
Dividend, withholding tax rate		15.00%
Patent use right, period		8 years
Expense deductible period		3 years
Net operating loss carry forwards		$ 57,715
Net operating loss offset limitation, percentage of accumulated losses		14.00%
Net operating loss offset limitation, percentage of taxable income		50.00%
Capital loss carry forwards		$ 27,243
Provision		243
Deferred tax assets valuation allowance		$ 24,790	$ 23,601
Commencement Of Production [Member]
Taxes On Income [Line Items]
Tax benefit period		12 years
Approval Date [Member]
Taxes On Income [Line Items]
Tax benefit period		14 years
Development Zone A [Member]
Taxes On Income [Line Items]
Israeli Income tax rate			9.00%	9.00%
Change in corporate tax rate		7.50%
Outside Development Zone [Member]
Taxes On Income [Line Items]
Israeli Income tax rate			16.00%	16.00%
Israel [Member]
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes		$ 5,646
Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues | ₪	₪ 10,000,000
Israeli Income tax rate	12.00%
Special Technological Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues | ₪	₪ 10,000,000
Israeli Income tax rate	6.00%
Israeli resident corporation [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
Israeli resident individual [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
non-Israeli resident [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
Minimum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate		24.00%
Tax-exempt period		5 years
Minimum [Member] | United States of America [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards		$ 5,948
Expiration of operating loss carry forward		Dec. 31, 2026
Maximum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate		25.00%
Tax-exempt period		8 years
Maximum [Member] | United States of America [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards		$ 7,556
Expiration of operating loss carry forward		Dec. 31, 2037